Selected Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations Data:
Revenue	$ 426	$ 505	$ 143	$ 97	$ 27					$ 772		$ 10
Loss from operations	(7,113)	(7,547)	(6,776)	(5,946)	(6,825)	(3,419)	(3,435)	(2,989)	(3,060)	(27,094)	(12,903)	(13,671)
Net loss	(7,578)	(7,954)	(7,294)	(6,392)	(7,008)	(3,505)	(3,522)	(3,090)	(3,200)	(28,648)	(13,317)	(14,093)
Net loss attributable to common stockholders	$ (7,578)	$ (7,954)	$ (7,294)	$ (6,397)	$ (7,014)	$ (3,510)	$ (3,527)	$ (3,099)	$ (3,208)	$ (28,659)	$ (13,344)	$ (14,128)
Basic and diluted net loss attributable to common stockholders per share	$ (0.35)	$ (0.37)	$ (0.48)	$ (2.10)	$ (2.45)	$ (1.32)	$ (1.34)	$ (1.19)	$ (1.26)	$ (2.69)	$ (5.11)	$ (5.60)